Major customers representing at least 10% of net sales (Detail) - Net sales - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Samsung
Receivables From Major Customers [Line Items]
Revenue major customer		[1]	$ 30,065	$ 36,037
Major customers percentage of net sales		[1]	10.00%	16.00%
SK Hynix
Receivables From Major Customers [Line Items]
Revenue major customer	$ 108,645		$ 107,227	$ 67,977
Major customers percentage of net sales	30.00%		37.00%	30.00%

[1]	Less than 10%